CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' deficit
Preferred stock, shares authorized		20,001,000	20,001,000
Preferred stock, shares par value		$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	13,385,047	13,385,047	13,318,642
Common stock, shares outstanding	13,385,047	13,385,047	13,318,642
Series A Convertible Preferred Stock [Member]
Stockholders' deficit
Preferred stock, shares authorized	20,001,000	1,000	1,000
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000